Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,973	4,043
Redeemable	2,387	3,458
Total fair value	4,360	7,501
Unfunded commitments	343	863
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	641	1,819
Redeemable attributable to non-controlling interest	116	107
Unfunded commitments attributable to non-controlling interest	175	405
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	37	29
Redeemable	2,179	3,097
Total fair value	2,216	3,126
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	6	1
Redeemable	105	18
Total fair value	111	19
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	31	28
Redeemable	2,087	3,096
Total fair value	2,118	3,124
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	35.00%	55.00%
Percentage of investment subject to monthly redemption	29.00%	17.00%
Percentage of investment subject to quarterly redemption	11.00%	9.00%
Percentage of investment subject to annual redemption	26.00%	19.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(13)	(17)
Total fair value	(13)	(17)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,936	4,014
Redeemable	208	361
Total fair value	2,144	4,375
Unfunded commitments	343	863
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	312	320
Redeemable	170	361
Total fair value	482	681
Unfunded commitments	1	37
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption		33.00%
Percentage of investment subject to quarterly redemption	84.00%	45.00%
Percentage of investment subject to annual redemption	14.00%	21.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,251	3,345
Redeemable	0	0
Total fair value	1,251	3,345
Unfunded commitments	342	826
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	373	349
Redeemable	38	0
Total fair value	411	349
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	312	320
Redeemable	119	183
Total fair value	431	503
Unfunded commitments	1	6
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	19	53
Redeemable	0	0
Total fair value	19	53
Unfunded commitments	14	2
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	0	25
Total fair value	0	25
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	579	2,236
Redeemable	0	0
Total fair value	579	2,236
Unfunded commitments	118	464
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	264	350
Redeemable	0	0
Total fair value	264	350
Unfunded commitments	87	110
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	51	153
Total fair value	51	153
Unfunded commitments	0	31
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	389	706
Redeemable	0	0
Total fair value	389	706
Unfunded commitments	123	250